Stockholder's Equity - Summary of Status of Outstanding Stock Options and Changes (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Options, Expired | shares	(8,433)
Stock Options, Forfeiture | shares	(29,435)
Stock Options, Ending balance | shares	417,332
Stock Options, Exercisable | shares	87,372	2,166
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | shares	242,200	121,200
Stock Options, Granted | shares	213,000	199,000	123,200
Stock Options, Expired | shares	(8,433)	(166)	(2,000)
Stock Options, Forfeiture | shares	(29,435)	(77,834)
Stock Options, Ending balance | shares	417,332	242,200	121,200
Stock Options, Exercisable | shares	87,372
Stock Options, Exercise price, Beginning balance	$ 12.69	$ 20.33
Stock Options, Exercise price, Granted	0.68	5.73	$ 48.6
Stock Options, Exercise price, Expired	6.14	115.5	50
Stock Options, Exercise price, Forfeiture	6.02	6.59
Stock Options, Exercise price, Ending balance	7.15	12.69	20.33
Stock Options, Exercise price, Exercisable	15.47
Stock Options, Grant Date Fair Value, Outstanding Beginning Balance	15.01	33.62
Stock Options, Grant Date Fair Value, Granted	0.67	5.76	33.6
Stock Options, Grant Date Fair Value, Expired	18.62	114.1	34.3
Stock Options, Grant Date Fair Value, Forfeiture	17.66	20.13
Stock Options, Grant Date Fair Value, Outstanding	7.36	$ 15.01	$ 33.62
Stock Options, Grant Date Fair Value, Exercisable	$ 16.59
Stock Options, Weighted Average Remaining Term (Years), Granted	10 years	10 years	10 years
Stock Options, Weighted Average Remaining Term (Years), Outstanding	8 years 6 months	8 years 9 months 18 days	9 years 3 months 18 days
Stock Options, Weighted Average Remaining Term (Years), Exercisable	7 years 9 months 18 days